Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2022
Registrant Name	dei_EntityRegistrantName	Hartford Funds Exchange-Traded Trust
CIK	dei_EntityCentralIndexKey	0001501825
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2022
Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2022
Prospectus Date	rr_ProspectusDate	Nov. 28, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Hartford Schroders Commodity Strategy ETF | Hartford Schroders Commodity Strategy ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCOM
Hartford Core Bond ETF | Hartford Core Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCRB
Hartford Schroders ESG US Equity ETF | Hartford Schroders ESG US Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HEET
Hartford Municipal Opportunities ETF | Hartford Municipal Opportunities ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMOP
Hartford Short Duration ETF | Hartford Short Duration ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSRT
Hartford Sustainable Income ETF | Hartford Sustainable Income ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSUN
Hartford Schroders Tax-Aware Bond ETF | Hartford Schroders Tax-Aware Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTAB
Hartford Total Return Bond ETF | Hartford Total Return Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTRB